Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for non-PEO NEOs (2)(3)	Average Compensation Actually Paid to non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based On: (4)		Net Income ($M)(6)	Adjusted EBITDA ($M) (7)

					Total Shareholder Return(4)	Peer Group Total Shareholder Return (5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$6,938,256	$25,496,127	$1,803,340	$5,502,109	$656.36	$161.74	$689.90	$1,042.10
2022	$7,410,815	$5,997,622	$1,990,860	$1,940,417	$342.32	$122.63	$913.43	$1,341.80
2021	$5,523,425	$36,672,491	$1,875,741	$7,568,505	$382.40	$139.99	$587.86	$897.60

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1) The principal executive officer (PEO) for all years shown in the table is Mr. Waltz.
	(2) The non-PEO named executive officers reflected in columns (d) and (e) represent the following individuals for 2023, 2022 and 2021: Mr. Johnson, Mr. Kelly, Mr Lamps and Mr. Pregenzer.
Peer Group Issuers, Footnote
(5) Represents the Total Shareholder that would have been realized by an investor, assuming reinvestment of dividends, who invested $100 in the peer group at the beginning of the measurement period. The peer group used for this purpose is the S&P 400 Industrials Index. The peer group referred to throughout this Pay for Performance section is separate and distinct from the peer group referred to in the “Compensation Discussion and Analysis” above.

PEO Total Compensation Amount	$ 6,938,256	$ 7,410,815	$ 5,523,425
PEO Actually Paid Compensation Amount	$ 25,496,127	5,997,622	36,672,491
Adjustment To PEO Compensation, Footnote
(3) For information on the calculation on CAP to our PEO and average CAP to our non-PEO NEOs, please see immediately following discussion.

	CAP to PEO
Prior FYE	9/30/2020	9/30/2021	9/30/2022
Current FYE	9/30/2021	9/30/2022	9/30/2023
Fiscal Year	2021	2022	2023
SCT Total	$5,523,425	$7,410,815	$6,938,256
+ Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($2,099,778)	($3,799,912)	($5,000,039)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$9,039,942	$3,444,600	$8,216,512
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$23,678,706	($2,017,324)	$13,328,729
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$530,196	$959,443	$2,012,668
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Compensation Actually Paid	$36,672,491	$5,997,622	$25,496,127

Non-PEO NEO Average Total Compensation Amount	$ 1,803,340	1,990,860	1,875,741
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,502,109	1,940,417	7,568,505
Adjustment to Non-PEO NEO Compensation Footnote
(3) For information on the calculation on CAP to our PEO and average CAP to our non-PEO NEOs, please see immediately following discussion.

	Average CAP to Non-PEO NEOs
Prior FYE	9/30/2020	9/30/2021	9/30/2022
Current FYE	9/30/2021	9/30/2022	9/30/2023
Fiscal Year	2021	2022	2023
SCT Total	$1,875,741	$1,990,860	$1,803,340
+ Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($662,459)	($787,501)	($1,006,234)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$2,852,019	$713,877	$1,653,534
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$3,203,877	($357,124)	$2,439,589
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$299,328	$380,306	$611,881
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Compensation Actually Paid	$7,568,505	$1,940,417	$5,502,109

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures
Adjusted EBITDA(1)
Working Capital Days(1)
Relative TSR(2)
Adjusted Net Income(2)

Total Shareholder Return Amount	$ 656.36	342.32	382.40
Peer Group Total Shareholder Return Amount	161.74	122.63	139.99
Net Income (Loss)	$ 689,900,000	$ 913,430,000	$ 587,860,000
Company Selected Measure Amount	1,042,100,000	1,341,800,000	897,600,000
PEO Name	Mr. Waltz
Additional 402(v) Disclosure
(4) This column illustrates the cumulative Total Shareholder Return that would have been realized as of the end of the measurement period, assuming reinvestment of dividends throughout, by an investor who invested $100 in our common stock at the beginning of the measurement period.
(6) The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA(1)
Non-GAAP Measure Description
(7) We determined Adjusted EBITDA to be the Company Selected Measure, which in our assessment represents the most important financial performance measure not otherwise disclosed in the table that we use to link CAP to the Company’s NEOs for the most recently completed fiscal year to company performance. For more information on the calculation of Adjusted EBITDA, see “Performance Metrics Definitions” on page 30.

Measure:: 2
Pay vs Performance Disclosure
Name	Working Capital Days(1)
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR(2)
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Net Income(2)
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,000,039)	$ (3,799,912)	$ (2,099,778)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,216,512	3,444,600	9,039,942
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,328,729	(2,017,324)	23,678,706
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,012,668	959,443	530,196
PEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,006,234)	(787,501)	(662,459)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,653,534	713,877	2,852,019
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,439,589	(357,124)	3,203,877
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	611,881	380,306	299,328
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0